Schedule of Fair Value Hierarchy Valuation (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 6,647,795	$ 9,160,803	$ 127,760,867
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 6,647,795	$ 9,160,803	$ 127,760,867